Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable, net [Abstract]
Accounts receivable	$ 26,825,337	$ 15,896,127
Less: Allowance for doubtful accounts	(2,607,600)	(1,581,142)
Total accounts receivable, net	$ 24,217,737	$ 14,314,985